Stock-Based Compensation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense			$ 658,106	$ 594,360	$ 800,796	$ 43,835
Expected dividend yield			0.00%		0.00%	0.00%
Grant-date fair value of options						$ 102.60
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value			$ 14.20		$ 20.00
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant-date fair value of options	$ 10.20		$ 10.20		17.20
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant-date fair value of options	12.80				$ 23.20
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense					$ 800,796	$ 43,835
2021 [Equity Incentive Plan Plan Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, description					The number of shares of common stock available for issuance under the 2021 Plan will automatically increase on January 1st of each year until the expiration of the 2021 Plan, in an amount equal to 5% percent of the total number of shares of our common stock outstanding on December 31st of the preceding calendar year, on a fully diluted basis, unless the board of directors takes action prior thereto to provide that there will not be an increase in the share reserve for such year or that the increase in the share reserve for such year will be of a lesser number of shares of common stock than would otherwise occur.
Unrecognized compensation cost					$ 2,089,509	$ 2,637,895
Expected to be recognized, term					4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value	$ 10,607
2021 [Equity Incentive Plan Plan Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares common stock options					53,340
2021 [Equity Incentive Plan Plan Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares common stock options					96,391
2021 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, description			The number of shares of common stock available for issuance under the 2021 Plan will automatically increase on January 1st of each year until the expiration of the 2021 Plan, in an amount equal to 5% percent of the total number of shares of our common stock outstanding on December 31st of the preceding calendar year, on a fully diluted basis, unless the board of directors takes action prior thereto to provide that there will not be an increase in the share reserve for such year or that the increase in the share reserve for such year will be of a lesser number of shares of common stock than would otherwise occur.
Stock-based compensation expense	$ 236,251	$ 205,656	$ 658,105	$ 594,363
Unrecognized compensation cost	$ 2,133,614		$ 2,133,614		$ 2,637,895
2021 Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares common stock options	66,678		66,678
2021 Equity Incentive Plan [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares common stock options	139,116		139,116